Loan Commitments and Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2012
Loans / Loan Servicing / Loan Commitments and Other Related Activities [Abstract]
Contractual amounts of financial instruments

	2012	2011
Commitments to make loans	$6,996	$3,376
Unused lines of credit	61,592	46,862
Overdraft protection	12,264	11,664
Letters of credit	288	266